Basis of Presentation and Significant Accounting Policies - Narrative (Details) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Service_Center $ / shares shares	Dec. 31, 2018 USD ($)	Jan. 01, 2019 USD ($)
Accounting Policies [Line Items]
Service centers | Service_Center	19
Warehouse, processing and delivery expenses	$ 23,807,000	$ 26,704,000
Original maturity cash and equivalents	90 days
Depreciation	$ 8,759,000	9,082,000
Goodwill	2,676,000	2,676,000
Goodwill impairment	0
Impairment charges related to indefinite-lived intangible assets	0
Undistributed earnings of foreign subsidiaries	0
Uncertain tax positions	0
Accrued interest and penalties associated with unrecognized tax benefits	0
Operating right-of-use assets	29,423,000
Total lease obligations	29,297,000
Cumulative effect from adoption of the new lease standard (Leases: Topic 842) (Note 1)			$ 246,000
Trade name
Accounting Policies [Line Items]
Indefinite-lived Intangible Assets (Excluding Goodwill)	$ 5,500,000	$ 5,500,000
Convertible Debt Securities | 5.25% Convertible Notes due December 30, 2019
Accounting Policies [Line Items]
Earnings per share for dilutive shares (in dollars per share) | $ / shares	$ 3.77
Potentially dilutive shares (in shares) | shares	51,400
Maximum
Accounting Policies [Line Items]
Percentage of revenue recognized at time of shipment (less than)	1.00%	1.00%
Maximum | Customer Concentration Risk
Accounting Policies [Line Items]
Concentration of sales (as a percent)	5.00%	5.00%
North America
Accounting Policies [Line Items]
Service centers | Service_Center	15
Europe
Accounting Policies [Line Items]
Service centers | Service_Center	2
Asia
Accounting Policies [Line Items]
Service centers | Service_Center	2
United States | Geographic Concentration Risk
Accounting Policies [Line Items]
Concentration of sales (as a percent)	64.00%	65.00%
Accounting Standards Update 2016-02
Accounting Policies [Line Items]
Operating right-of-use assets			35,508,000
Total lease obligations			35,470,000
Cumulative effect from adoption of the new lease standard (Leases: Topic 842) (Note 1)			$ 246,000